Consolidated Statements of Operations - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net sales	$ 12,386,000,000	$ 12,068,000,000	$ 13,017,000,000
Cost of sales	7,879,000,000	7,835,000,000	8,402,000,000
Research and development expenses	531,000,000	508,000,000	536,000,000
Selling, general and administrative expenses	1,552,000,000	1,408,000,000	1,467,000,000
Amortization of intangibles	595,000,000	600,000,000	590,000,000
Restructuring and asset related charges - net	87,000,000	146,000,000	155,000,000
Goodwill impairment charge	0	804,000,000	0
Acquisition, integration and separation costs	168,000,000	20,000,000	193,000,000
Equity in earnings of nonconsolidated affiliates	60,000,000	51,000,000	75,000,000
Sundry income (expense) - net	(76,000,000)	102,000,000	191,000,000
Interest expense	366,000,000	396,000,000	492,000,000
Income from continuing operations before income taxes	1,192,000,000	504,000,000	1,448,000,000
Provision for (benefit from) income taxes on continuing operations	414,000,000	(29,000,000)	387,000,000
Income from continuing operations, net of tax	778,000,000	533,000,000	1,061,000,000
(Loss) income from discontinued operations, net of tax	(40,000,000)	(71,000,000)	4,856,000,000
Net income	738,000,000	462,000,000	5,917,000,000
Net income attributable to noncontrolling interests	35,000,000	39,000,000	49,000,000
Net income available for DuPont common stockholders	$ 703,000,000	$ 423,000,000	$ 5,868,000,000
Per common share data:
Earnings per common share from continuing operations - basic (in USD per share)	$ 1.77	$ 1.10	$ 2.02
(Loss) earnings per common share from discontinued operations - basic (in USD per share)	(0.10)	(0.16)	9.75
Earnings per common share - basic (in USD per share)	1.68	0.94	11.77
Earnings per common share from continuing operations - diluted (in USD per share)	1.77	1.09	2.02
(Loss) earnings per common share from discontinued operations - diluted (in USD per share)	(0.10)	(0.16)	9.73
Earnings per common share - diluted (in USD per share)	$ 1.67	$ 0.94	$ 11.75
Weighted-average common shares outstanding - basic (in shares)	419.2	449.9	498.5
Weighted-average common shares outstanding - diluted (in shares)	420.6	451.2	499.4